Segment reporting - Geographic (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues and non-current assets by geographical region
Revenues	€ 23,178	€ 22,338	€ 24,064
Non-current assets	29,257	24,633
EMEA
Revenues and non-current assets by geographical region
Revenues	14,832	13,364	18,214
Non-current assets	25,366	20,657
Germany
Revenues and non-current assets by geographical region
Revenues	5,677	6,132	6,984
Non-current assets	23,906	19,533
France
Revenues and non-current assets by geographical region
Revenues	2,611	2,725	1,711
Great Britain
Revenues and non-current assets by geographical region
Revenues	1,459	1,135	4,464
Non-current assets	1,460	1,124
Others-EMEA
Revenues and non-current assets by geographical region
Revenues	5,085	3,372	5,055
Asia Pacific
Revenues and non-current assets by geographical region
Revenues	2,526	4,831	2,703
Non-current assets	1,360	218
South Korea
Revenues and non-current assets by geographical region
Revenues	721	1,680	1,277
Others-Asia Pacific
Revenues and non-current assets by geographical region
Revenues	1,805	3,151	1,426
China
Revenues and non-current assets by geographical region
Non-current assets	1,360	218
Americas
Revenues and non-current assets by geographical region
Revenues	5,820	4,143	3,147
Non-current assets	2,531	3,758
United States
Revenues and non-current assets by geographical region
Revenues	5,474	4,107	3,110
Non-current assets	2,531	3,758
Others-Americas
Revenues and non-current assets by geographical region
Revenues	€ 346	€ 36	€ 37